Operating Segment and Geographic Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) Supplier	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of operating segments [Line Items]
Revenues	$ 33,224,144	$ 27,380,376	$ 19,014,906
Percentage the compliance with the TM by the company's Mexican airports	96.00%	96.10%	93.80%
Description about major suppliers	The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.
Number of one suppliers accounted for more than 10% of capital investment | Supplier	0
Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of capital investment for major suppliers	10.00%
Airport facilities [Member]
Disclosure of operating segments [Line Items]
Percentage the compliance with the TM by the company's Mexican airports	48.30%	52.80%	52.50%
Number of customers accounted for more than 10% of consolidated revenues	0
Airport facilities [Member] | Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of consolidated revenues for major customers	10.00%
Jamaica [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 3,653,334	$ 2,201,495	$ 1,696,338
Non-current assets	4,964,249	5,417,519	5,973,780
Country of Domicile [Member]
Disclosure of operating segments [Line Items]
Revenues	29,179,397	23,727,042	16,813,441
Non-current assets	$ 41,265,702	$ 32,473,178	$ 30,687,386